American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Municipal Fixed Income ETF (AVMU)
November 30, 2025

Avantis Core Municipal Fixed Income ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 98.5%
Alabama — 1.2%
Alabama Public School & College Authority Rev., 5.00%, 11/1/37	200,000	216,389
Alabama Public School & College Authority Rev., 4.00%, 11/1/38	150,000	153,232
Alabama Public School & College Authority Rev., 5.00%, 11/1/39	250,000	268,252
Alabama Public School & College Authority Rev., 4.00%, 11/1/40	700,000	708,187
Jefferson County Sewer Rev., 5.00%, 10/1/33	45,000	50,985
Water Works Board of the City of Birmingham Rev., 4.00%, 1/1/41	300,000	300,098
		1,697,143
Arizona — 0.3%
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	70,000	73,166
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	40,000	40,750
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/39	200,000	203,900
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	65,000	67,294
		385,110
California — 9.1%
California Educational Facilities Authority Rev., (Chapman University), 4.00%, 4/1/47 (GA: Brandman University)	445,000	429,198
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/42	500,000	503,147
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/42	160,000	165,508
California State University Rev., 5.00%, 11/1/36	200,000	201,687
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/27 (AG)(1)	50,000	47,856
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/38	60,000	61,606
Fresno Unified School District GO, 4.00%, 8/1/41	300,000	300,072
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 4.00%, 12/1/40	210,000	210,018
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 20), 4.00%, 10/1/42	300,000	300,097
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	75,000	75,987
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	65,000	69,446
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/28	275,000	290,537
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/31	205,000	228,046
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/31	670,000	745,321
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/32	765,000	862,925
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/34	120,000	138,379
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/34	270,000	311,353
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/40	215,000	215,088
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/46	385,000	397,725
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/31	150,000	166,863
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/32	185,000	208,681
Los Angeles Department of Water & Power System Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/40	75,000	79,181
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	125,000	134,665
Los Angeles Unified School District GO, 3.00%, 7/1/35	45,000	44,472
Los Angeles Unified School District GO, 4.00%, 7/1/40	70,000	71,181
Los Angeles Unified School District GO, 3.00%, 7/1/45	150,000	121,070
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 5.00%, 11/1/31	180,000	183,730

Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 4.00%, 11/1/33	225,000	226,640
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 4.00%, 11/1/35	100,000	100,402
Riverside County Transportation Commission Rev., 4.00%, 6/1/40	150,000	149,888
Riverside Unified School District GO, 4.00%, 8/1/42	675,000	675,688
Sacramento Municipal Utility District Rev., 5.00%, 8/15/39	50,000	53,648
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	250,000	250,215
Silicon Valley Clean Water Rev., 0.50%, 3/1/26	1,000,000	993,869
State of California GO, 5.00%, 4/1/26	120,000	121,035
State of California GO, 5.00%, 4/1/27	265,000	274,216
State of California GO, 5.00%, 8/1/29	110,000	111,815
State of California GO, 3.00%, 9/1/29	260,000	260,013
State of California GO, 5.00%, 4/1/31	90,000	101,830
State of California GO, 5.00%, 9/1/31	50,000	50,925
State of California GO, 4.00%, 9/1/32	110,000	110,818
State of California GO, 3.50%, 8/1/33	285,000	285,219
State of California GO, 4.00%, 9/1/33	60,000	60,346
State of California GO, 4.00%, 9/1/33	300,000	301,728
State of California GO, 4.00%, 9/1/33	455,000	457,622
State of California GO, 5.00%, 8/1/34	20,000	20,030
State of California GO, 3.00%, 10/1/35	300,000	296,233
State of California GO, 4.00%, 10/1/35	200,000	210,699
State of California GO, 4.00%, 3/1/36	140,000	145,625
State of California GO, 4.00%, 10/1/36	50,000	51,555
State of California GO, 4.00%, 8/1/37	100,000	100,901
State of California GO, 4.00%, 10/1/39	200,000	204,140
Sweetwater Union High School District GO, 4.00%, 8/1/42	505,000	502,412
University of California Rev., 5.00%, 5/15/36	65,000	67,110
University of California Rev., 4.00%, 5/15/40	310,000	318,769
Vernon Electric System Rev., 5.00%, 4/1/28	275,000	286,685
		13,353,915
Colorado — 1.2%
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/30 (NPFG)(1)	80,000	69,915
State of Colorado COP, 4.00%, 12/15/35	50,000	51,888
State of Colorado COP, 4.00%, 12/15/40	1,500,000	1,510,945
University of Colorado Rev., 4.00%, 6/1/43	80,000	78,080
		1,710,828
Connecticut — 2.2%
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 4.125%, 7/1/41	275,000	275,019
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/42	400,000	406,376
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 4.00%, 7/1/45	350,000	325,768
State of Connecticut GO, 5.00%, 10/15/34	50,000	50,925
State of Connecticut GO, 4.00%, 1/15/37	75,000	78,071
State of Connecticut GO, 4.00%, 1/15/38	170,000	175,873
State of Connecticut GO, 4.00%, 4/15/38	225,000	228,018
State of Connecticut, Special Tax Rev., 5.00%, 9/1/28	55,000	55,928
State of Connecticut, Special Tax Rev., 4.00%, 5/1/36	665,000	687,882
State of Connecticut, Special Tax Rev., 4.00%, 11/1/39	70,000	71,686
State of Connecticut, Special Tax Rev., 3.125%, 5/1/40	75,000	68,322
State of Connecticut, Special Tax Rev., 4.00%, 5/1/40	500,000	508,151
State of Connecticut, Special Tax Rev., 5.00%, 5/1/41	210,000	225,134
University of Connecticut Rev., 4.00%, 4/15/38	95,000	95,868
		3,253,021
District of Columbia — 3.3%
District of Columbia GO, 5.00%, 6/1/35	265,000	273,352
District of Columbia GO, 5.00%, 6/1/36	100,000	102,981

District of Columbia GO, 4.00%, 6/1/37	100,000	100,684
District of Columbia GO, 5.00%, 6/1/37	100,000	102,796
District of Columbia Rev., 4.00%, 3/1/37	360,000	367,726
District of Columbia Rev., 5.00%, 3/1/38	100,000	107,082
District of Columbia Rev., 4.00%, 3/1/40	1,315,000	1,316,566
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	450,000	460,211
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/36	200,000	205,556
Washington Metropolitan Area Transit Authority Rev., 3.00%, 7/15/36	125,000	118,371
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/37	85,000	91,566
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/38	480,000	490,451
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/39	165,000	167,873
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/40	390,000	393,911
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/42	585,000	595,061
		4,894,187
Florida — 7.8%
Broward County Airport System Rev., 4.00%, 10/1/42	700,000	681,253
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/42	480,000	479,874
Cape Coral Water & Sewer Rev., 5.00%, 10/1/39	105,000	108,017
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	100,000	100,523
Central Florida Expressway Authority Rev., 3.25%, 7/1/36	60,000	59,041
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	150,000	150,345
Central Florida Expressway Authority Rev., 4.00%, 7/1/38	65,000	65,082
Central Florida Expressway Authority Rev., 4.00%, 7/1/39	250,000	250,341
Central Florida Expressway Authority Rev., 4.00%, 7/1/41	135,000	135,054
Florida Department of Management Services COP, 5.00%, 11/1/26	75,000	76,595
Florida Municipal Power Agency Rev., (Florida Municipal Power Agency All-Requirements Power Supply Project), 5.00%, 10/1/28	160,000	162,898
Fort Lauderdale Water & Sewer Rev., 4.00%, 9/1/43	275,000	272,817
Gainesville Utilities System Rev., 5.00%, 10/1/37	55,000	56,742
Hillsborough County School Board COP, 5.00%, 7/1/26	105,000	105,163
JEA Water & Sewer System Rev., 4.00%, 10/1/39	300,000	302,737
Lakeland Department of Electric Utilities Rev., 5.25%, 10/1/36	110,000	126,275
Miami Beach Rev., 5.00%, 9/1/40	2,820,000	2,822,535
Miami-Dade County GO, 5.00%, 7/1/38	100,000	100,913
Miami-Dade County GO, 4.00%, 7/1/42	500,000	500,013
Miami-Dade County Aviation Rev., 5.00%, 10/1/28	135,000	137,384
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 4.00%, 4/1/45	485,000	456,914
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/39	250,000	250,003
Miami-Dade County Transit System Rev., 4.00%, 7/1/38	295,000	295,660
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	920,000	933,720
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/36	500,000	506,512
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/38	140,000	141,352
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/46	650,000	609,882
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/34	115,000	115,435
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/36	50,000	50,082
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/36	150,000	150,517
Orange County School Board COP, 5.00%, 8/1/34	55,000	63,883
Palm Beach County School District COP, 5.00%, 8/1/27	110,000	114,119
Port State Lucie Utility System Rev., 4.00%, 9/1/36	130,000	130,385
School Board of Miami-Dade County COP, 5.00%, 2/1/27	80,000	80,298
School Board of Miami-Dade County COP, 5.00%, 2/1/29	60,000	60,196
School Board of Miami-Dade County COP, 5.00%, 5/1/32	30,000	33,848
Tampa-Hillsborough County Expressway Authority Rev., 4.00%, 7/1/42	650,000	650,525
		11,336,933

Georgia — 2.5%
Atlanta Water & Wastewater Rev., 5.00%, 11/1/40	1,150,000	1,151,403
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/32 (AG)	75,000	76,400
Fulton County Water & Sewerage Rev., 3.00%, 1/1/40	150,000	133,317
Gwinnett County School District GO, 4.00%, 2/1/37	200,000	207,751
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	45,000	43,003
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/39	260,000	242,667
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/33	85,000	98,515
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/33	120,000	139,080
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/38	250,000	252,995
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 10/1/38	110,000	109,777
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/39	50,000	50,464
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/41	235,000	233,830
State of Georgia GO, 4.00%, 7/1/36	855,000	871,526
		3,610,728
Hawaii — 0.3%
City & County Honolulu Wastewater System Rev., 3.00%, 7/1/41	90,000	77,826
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/42	160,000	159,467
State of Hawaii GO, 5.00%, 10/1/30	60,000	62,498
State of Hawaii GO, 5.00%, 1/1/38	75,000	77,723
		377,514
Idaho — 0.2%
Idaho Housing & Finance Association Rev., 4.00%, 7/15/38	160,000	162,423
Idaho State Building Authority Rev., (State of Idaho Sales Tax), 5.00%, 6/1/34	110,000	128,915
		291,338
Illinois — 4.9%
Chicago O'Hare International Airport Rev., 5.00%, 1/1/35	90,000	91,854
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	115,000	115,135
Chicago O'Hare International Airport Rev., 4.00%, 1/1/37	100,000	100,972
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	160,000	162,917
Chicago O'Hare International Airport Rev., 5.00%, 1/1/41	300,000	300,171
Cook County Sales Tax Rev., 4.00%, 11/15/39	1,000,000	1,000,485
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	135,000	133,798
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/37	225,000	229,883
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/38	90,000	91,362
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/38	655,000	655,640
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	135,000	135,133
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	75,000	75,391
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	135,000	132,654
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/43	190,000	200,516
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/46	845,000	785,390
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/46	575,000	597,551
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 4.00%, 12/15/42	570,000	534,162
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 4.00%, 12/15/47	255,000	223,818
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/25	205,000	205,000
Northern Illinois Municipal Power Agency Rev., 4.00%, 12/1/41	100,000	100,003
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/27	55,000	56,145
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/35	215,000	243,306
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/37 (BAM)	150,000	158,954
Sales Tax Securitization Corp. Rev., 4.00%, 1/1/40 (BAM)	355,000	351,340
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/43	220,000	223,858
State of Illinois GO, 5.00%, 12/1/25	115,000	115,000
State of Illinois GO, 5.00%, 3/1/27	100,000	102,560
		7,122,998

Indiana — 0.5%
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/36	390,000	405,020
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/33	110,000	124,206
Indiana Municipal Power Agency Rev., 5.00%, 1/1/33	50,000	50,474
Indiana Municipal Power Agency Rev., 4.00%, 1/1/42	200,000	200,181
		779,881
Kentucky — 0.2%
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 4/1/35	265,000	310,065
Louisiana — 0.7%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/28	560,000	578,604
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/29	115,000	118,759
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/30	120,000	123,945
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/31	145,000	149,749
State of Louisiana GO, 5.00%, 8/1/27	75,000	76,152
		1,047,209
Maryland — 0.3%
State of Maryland GO, 5.00%, 3/15/27	305,000	314,741
State of Maryland Department of Transportation Rev., 2.125%, 10/1/31	70,000	65,802
		380,543
Massachusetts — 2.9%
Massachusetts GO, 5.00%, 2/1/35	50,000	51,218
Massachusetts GO, 3.00%, 7/1/35	100,000	98,500
Massachusetts GO, 4.00%, 12/1/39	50,000	50,096
Massachusetts GO, 4.00%, 11/1/40	275,000	277,232
Massachusetts GO, 5.00%, 11/1/41	55,000	56,385
Massachusetts GO, 4.00%, 4/1/42	645,000	643,935
Massachusetts GO, 5.00%, 11/1/45	75,000	78,098
Massachusetts GO, 5.00%, 1/1/49	445,000	467,750
Massachusetts GO, 5.00%, 11/1/50	75,000	77,271
Massachusetts Bay Transportation Authority Rev., Capital Appreciation, 0.00%, 7/1/31(1)	500,000	420,632
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/47	225,000	219,420
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 10/1/41	135,000	147,170
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 5.00%, 2/15/33	500,000	579,508
Massachusetts Development Finance Agency Rev., (Suffolk University), 4.00%, 7/1/39	105,000	98,516
Massachusetts Water Resources Authority Rev., 4.00%, 8/1/40	1,000,000	1,001,087
		4,266,818
Michigan — 4.0%
Michigan State University Rev., 4.00%, 2/15/44	1,280,000	1,251,290
State of Michigan Trunk Line Rev., 4.00%, 11/15/36	910,000	946,900
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	50,000	51,741
State of Michigan Trunk Line Rev., 4.00%, 11/15/39	500,000	511,740
State of Michigan Trunk Line Rev., 4.00%, 11/15/40	100,000	101,426
State of Michigan Trunk Line Rev., 4.00%, 11/15/41	945,000	955,374
State of Michigan Trunk Line Rev., 4.00%, 11/15/46	475,000	451,841
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/40	200,000	200,050
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/46	525,000	542,880
Wayne State University Rev., 4.00%, 11/15/48	900,000	835,111
		5,848,353
Minnesota — 0.2%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/31	100,000	102,326
State of Minnesota Rev., 5.00%, 3/1/29	215,000	231,723
		334,049

Mississippi — 0.8%
State of Mississippi GO, 5.00%, 10/1/29	1,180,000	1,231,664
Nebraska — 0.5%
Omaha Public Power District Rev., 4.00%, 2/1/42	295,000	295,448
Omaha Public Power District Rev., 4.00%, 2/1/49	500,000	466,069
		761,517
Nevada — 0.8%
Clark County GO, 5.00%, 6/1/43	180,000	184,521
Clark County School District GO, 5.00%, 6/15/27	265,000	265,239
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/43	500,000	511,858
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	50,000	50,566
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	105,000	108,504
		1,120,688
New Jersey — 3.3%
Hudson County Improvement Authority Rev., (County of Hudson NJ), 4.00%, 10/1/46	100,000	95,625
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/26	50,000	51,082
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	95,000	95,052
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/42	645,000	658,003
New Jersey Economic Development Authority Rev., (State of New Jersey), 4.00%, 6/15/46	950,000	899,339
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	55,000	55,670
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	680,000	686,915
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/27	35,000	36,681
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 4.25%, 6/15/40	850,000	857,697
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	470,000	482,221
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	130,000	149,358
New Jersey Turnpike Authority Rev., 4.00%, 1/1/35	95,000	96,494
New Jersey Turnpike Authority Rev., 4.00%, 1/1/43	200,000	197,421
South Jersey Transportation Authority Rev., 4.625%, 11/1/47	250,000	251,133
State of New Jersey GO, 4.00%, 6/1/30	100,000	105,936
State of New Jersey GO, 3.00%, 6/1/32	110,000	111,250
		4,829,877
New Mexico — 0.0%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	45,000	50,703
New York — 19.6%
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/31	50,000	50,298
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/34	150,000	154,241
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	65,000	65,996
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	85,000	85,051
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/38	200,000	214,987
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/39	60,000	62,805
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/41	100,000	99,672
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/41	400,000	422,815
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/47	170,000	157,780
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/38	140,000	148,741
Empire State Development Corp. Rev., (State of New York Sales Tax), 4.00%, 3/15/39	1,390,000	1,408,691
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/39	70,000	74,180
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/41	110,000	115,449
Empire State Development Corp. Rev., (State of New York Sales Tax), 4.00%, 3/15/43	75,000	72,604
Empire State Development Corp. Rev., (State of New York Sales Tax), 4.00%, 3/15/43	900,000	872,319
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/35	100,000	102,558
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	160,000	163,687
Hudson Yards Infrastructure Corp. Rev., 4.00%, 2/15/44	610,000	589,092
Long Island Power Authority Rev., 5.00%, 9/1/33	55,000	58,421
Long Island Power Authority Rev., 5.00%, 9/1/34	195,000	230,313

Long Island Power Authority Rev., 5.00%, 9/1/38	100,000	104,963
Long Island Power Authority Rev., 5.00%, 9/1/41	165,000	166,390
Long Island Power Authority Rev., 5.00%, 9/1/42	195,000	199,602
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	200,000	209,653
Metropolitan Transportation Authority Rev., 5.00%, 11/15/35	365,000	370,844
Metropolitan Transportation Authority Rev., 4.00%, 11/15/41 (AG)	220,000	215,260
Metropolitan Transportation Authority Rev., 5.00%, 11/15/41	100,000	100,418
Metropolitan Transportation Authority Rev., 4.00%, 11/15/42	100,000	94,798
Metropolitan Transportation Authority Dedicated Tax Fund Rev., 5.00%, 11/15/35	510,000	524,543
Metropolitan Transportation Authority Dedicated Tax Fund Rev., 5.00%, 11/15/42	810,000	823,352
Metropolitan Transportation Authority Dedicated Tax Fund Rev., 5.00%, 11/15/47	600,000	606,275
Metropolitan Transportation Authority Dedicated Tax Fund Rev., Capital Appreciation, 0.00%, 11/15/30(1)	410,000	353,896
New York City GO, 5.00%, 8/1/32	1,630,000	1,847,841
New York City GO, 5.00%, 8/1/33	230,000	263,589
New York City GO, 4.00%, 8/1/35	250,000	250,137
New York City GO, 5.00%, 8/1/37	105,000	106,127
New York City GO, 4.00%, 8/1/39	360,000	359,998
New York City GO, 4.00%, 8/1/40	650,000	650,059
New York City GO, 4.00%, 8/1/41	400,000	397,847
New York City GO, 5.00%, 12/1/41	80,000	80,791
New York City GO, 5.00%, 9/1/42	185,000	196,248
New York City GO, 4.00%, 3/1/44	465,000	439,641
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 4.00%, 3/1/45 (AG)	100,000	95,477
New York City Transitional Finance Authority Building Aid Rev., (State of New York), 4.00%, 7/15/36 (ST AID WITHHLDG)	330,000	332,340
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/36	155,000	158,933
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/37	130,000	132,857
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/38	615,000	623,805
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/41	75,000	74,498
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee), 5.00%, 11/15/40	75,000	75,066
New York State Dormitory Authority Rev., (Fordham University), 5.00%, 7/1/41	1,285,000	1,294,547
New York State Dormitory Authority Rev., (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/40	115,000	115,015
New York State Dormitory Authority Rev., (New School), 4.00%, 7/1/43	425,000	395,099
New York State Dormitory Authority Rev., (New School), 4.00%, 7/1/47	1,075,000	942,428
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/36	50,000	50,420
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/36	100,000	100,878
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/40	285,000	288,326
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/41	1,420,000	1,412,215
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/43	400,000	385,047
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/45	500,000	471,196
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/37	75,000	76,394
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	145,000	148,255
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/38	65,000	65,759
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/39	200,000	201,899
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/39	145,000	146,727
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/40	560,000	572,866
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/40	100,000	100,664
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/41	125,000	131,580
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 3.00%, 3/15/41	530,000	460,111
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/42	100,000	100,786
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/42	550,000	598,009
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/43	160,000	155,652
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/43	250,000	242,102
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/47	225,000	208,749
New York State Dormitory Authority Rev., (State of New York Sales Tax), 5.00%, 3/15/33	60,000	61,015

New York State Dormitory Authority Rev., (State of New York Sales Tax), 5.00%, 3/15/36	50,000	52,273
New York State Dormitory Authority Rev., (State of New York Sales Tax), 5.00%, 3/15/40	105,000	109,353
New York State Dormitory Authority Rev., (State of New York Sales Tax), 4.00%, 3/15/43	235,000	230,965
New York State Dormitory Authority Rev., (Trustees of Columbia University in the City of New York), 5.00%, 10/1/38	70,000	72,838
New York State Thruway Authority Rev., 4.00%, 1/1/38	100,000	101,886
New York State Thruway Authority Rev., 4.00%, 1/1/39	100,000	101,635
New York State Thruway Authority Rev., 4.00%, 1/1/40	35,000	35,344
New York State Thruway Authority Rev., 4.00%, 1/1/42	700,000	697,677
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	100,000	102,197
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/40	120,000	130,718
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/44	225,000	215,812
Port Authority of New York & New Jersey Rev., 5.00%, 12/1/25	75,000	75,000
Port Authority of New York & New Jersey Rev., 5.375%, 3/1/28	30,000	31,221
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/34	425,000	449,375
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	100,000	102,695
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/41	1,000,000	1,012,786
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	150,000	155,106
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/33	105,000	108,397
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/34	95,000	98,003
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/37	200,000	205,393
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	50,000	51,275
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/41	100,000	100,402
Triborough Bridge & Tunnel Authority Rev., 3.00%, 11/15/47	100,000	75,886
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax), 4.00%, 11/15/31	125,000	135,010
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax), 5.00%, 11/15/34	145,000	170,765
Triborough Bridge & Tunnel Authority Rev., Capital Appreciation, 0.00%, 11/15/32(1)	85,000	68,682
Utility Debt Securitization Authority Rev., 5.00%, 12/15/32	85,000	85,075
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	50,000	50,044
		28,556,500
North Carolina — 0.3%
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/31	50,000	50,095
North Carolina Turnpike Authority Rev., Capital Appreciation, 0.00%, 1/1/41(1)	500,000	259,097
State of North Carolina Rev., 5.00%, 3/1/33	115,000	123,094
		432,286
Ohio — 2.1%
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center), 4.00%, 2/15/36	175,000	179,920
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center), 4.00%, 2/15/37	435,000	444,476
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center), 4.00%, 2/15/38	50,000	50,800
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 5.00%, 2/15/33	90,000	97,680
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 5.00%, 2/15/35	100,000	107,862
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 4.00%, 2/15/36	325,000	332,502
Cincinnati City School District GO, 5.25%, 12/1/30 (NPFG)	30,000	33,779
Franklin Sales Tax Rev., 5.00%, 6/1/43	100,000	103,040
Hamilton County Sales Tax Rev., 4.00%, 12/1/31	200,000	202,085
Hamilton County Sales Tax Rev., 4.00%, 12/1/32	505,000	509,881
Ohio State University Rev., 4.00%, 12/1/43	700,000	693,330
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/36	75,000	80,817
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	100,000	107,216
Rickenbacker Port Authority Rev., 5.375%, 1/1/32	40,000	44,448
State of Ohio GO, 5.00%, 5/1/26	150,000	151,522
		3,139,358
Oklahoma — 0.4%
Cleveland County Educational Facilities Authority Rev., (Cleveland County Independent School District No. 2 Moore), 4.00%, 6/1/31	80,000	83,380

Oklahoma County Independent School District No. 89 Oklahoma City GO, 3.00%, 7/1/26	150,000	150,179
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/37	375,000	375,734
		609,293
Oregon — 0.1%
Deschutes Public Library District GO, 3.00%, 12/1/41	100,000	86,660
Pennsylvania — 5.6%
Commonwealth Financing Authority Rev., (Commonwealth of Pennsylvania), 5.00%, 6/1/35	210,000	211,061
Delaware River Port Authority Rev., 5.00%, 1/1/40	715,000	750,074
Delaware Valley Regional Finance Authority Rev., 5.75%, 7/1/32	570,000	662,882
Northampton County General Purpose Authority Rev., (Lafayette College), 5.00%, 11/1/34	265,000	274,670
Pennsylvania COP, 5.00%, 7/1/43	100,000	102,451
Pennsylvania COP, 4.00%, 7/1/46	850,000	811,960
Pennsylvania GO, 5.00%, 8/15/26	200,000	203,422
Pennsylvania GO, 5.00%, 1/1/27	135,000	138,554
Pennsylvania GO, 4.00%, 9/15/32	330,000	332,781
Pennsylvania GO, 3.00%, 9/15/36	80,000	76,825
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 8/15/41	1,000,000	1,001,560
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 2/15/43	210,000	207,414
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	100,000	100,000
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/40	1,675,000	1,675,000
Philadelphia GO, 5.00%, 8/1/27	165,000	171,315
Philadelphia Authority for Industrial Development Rev., (St. Joseph's University), 4.00%, 11/1/45	795,000	719,660
Philadelphia Gas Works Co. Rev., 5.00%, 8/1/50 (AG)	100,000	102,976
Philadelphia Water & Wastewater Rev., 5.00%, 10/1/42	690,000	705,618
		8,248,223
Rhode Island — 0.9%
Rhode Island Commerce Corp. Rev., (State of Rhode Island), 5.00%, 6/15/26	75,000	75,879
Rhode Island Health & Educational Building Corp. Rev., (Brown University), 4.00%, 9/1/37	1,000,000	1,005,977
Rhode Island Health & Educational Building Corp. Rev., (University of Rhode Island), 4.00%, 9/15/47	215,000	198,485
		1,280,341
South Carolina — 0.7%
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	120,000	121,307
South Carolina Public Service Authority Rev., 5.00%, 12/1/34	445,000	449,294
South Carolina Public Service Authority Rev., 5.00%, 12/1/37	100,000	101,536
South Carolina Public Service Authority Rev., 3.00%, 12/1/41	50,000	40,355
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	60,000	57,891
South Carolina Public Service Authority Rev., 5.00%, 12/1/46	235,000	236,093
		1,006,476
Texas — 15.5%
Austin Community College District GO, 4.00%, 8/1/45	425,000	406,041
Bexar County GO, 4.00%, 6/15/41	75,000	74,919
Bexar County GO, 5.00%, 6/15/42	400,000	408,140
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/26	115,000	116,968
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/35	190,000	224,668
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/38	445,000	473,013
Central Texas Turnpike System Rev., 5.00%, 8/15/32	150,000	170,421
Central Texas Turnpike System Rev., 5.00%, 8/15/39	90,000	95,856
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/47 (PSF-GTD)	850,000	795,440
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/26	145,000	148,071
Dallas Fort Worth International Airport Rev., 4.00%, 11/1/41	330,000	331,650
Dallas Fort Worth International Airport Rev., 4.00%, 11/1/45	535,000	510,636
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	80,000	80,136
Dallas Waterworks & Sewer System Rev., 4.00%, 10/1/41	100,000	99,980
El Paso GO, 4.00%, 8/15/26, Prerefunded at 100% of Par(2)	10,000	10,098
El Paso GO, 4.00%, 8/15/41	40,000	39,413

El Paso GO, 4.00%, 8/15/42	590,000	579,802
El Paso GO, 4.00%, 8/15/47	300,000	279,515
El Paso GO, 4.00%, 8/15/47	400,000	372,687
Grand Parkway Transportation Corp. Rev., 4.00%, 10/1/45	1,730,000	1,630,635
Harris Toll Road Rev., 4.00%, 8/15/48	410,000	379,277
Hidalgo County GO, 4.00%, 8/15/43	500,000	492,906
Houston Higher Education Finance Corp. Rev., (William Marsh Rice University), 5.00%, 5/15/34	120,000	139,381
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/44	1,000,000	1,010,222
North Texas Tollway Authority Rev., 5.00%, 1/1/34	170,000	196,277
North Texas Tollway Authority Rev., 5.00%, 1/1/35	185,000	215,670
North Texas Tollway Authority Rev., 5.00%, 1/1/43	400,000	408,987
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/30	65,000	65,126
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/37	50,000	50,664
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/44	500,000	479,027
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AG)(1)	100,000	88,319
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/29	130,000	131,935
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/30	230,000	233,331
San Antonio Electric & Gas Systems Rev., 4.00%, 2/1/34	1,050,000	1,054,142
San Antonio Public Facilities Corp. Rev., (City of San Antonio TX), 4.00%, 9/15/42	3,845,000	3,629,372
San Jacinto Community College District GO, 4.00%, 2/15/41	2,850,000	2,849,826
State of Texas GO, 5.00%, 10/1/30	55,000	57,412
State of Texas GO, 5.00%, 10/1/33	100,000	104,051
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/29	45,000	45,072
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/34	105,000	105,031
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/35	125,000	127,167
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 4/15/38	220,000	220,610
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/38	400,000	406,533
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/38	285,000	298,618
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/40	500,000	497,385
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/41	650,000	640,480
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.75%, 10/15/43	500,000	522,188
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/45	450,000	435,355
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.125%, 10/15/47	900,000	873,479
		22,605,932
Utah — 0.8%
Intermountain Power Agency Rev., 5.00%, 7/1/30	175,000	192,226
Intermountain Power Agency Rev., 5.00%, 7/1/31	475,000	529,959
Intermountain Power Agency Rev., 5.00%, 7/1/32	45,000	50,847
Salt Lake City Airport Rev., 5.00%, 7/1/42	150,000	152,451
State of Utah GO, 5.00%, 7/1/26	135,000	136,924
Utah Transit Authority Rev., 5.25%, 6/15/32 (AG)	40,000	44,978
		1,107,385
Vermont — 0.6%
University of Vermont & State Agricultural College Rev., 4.00%, 10/1/40	825,000	820,669
Virginia — 0.4%
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/31	70,000	71,917
Virginia College Building Authority Rev., (Commonwealth of Virginia), 3.00%, 2/1/35	80,000	78,599
Virginia Commonwealth Transportation Board Rev., 5.00%, 3/15/26	95,000	95,692
Virginia Commonwealth Transportation Board Rev., (Commonwealth of Virginia), 5.00%, 5/15/33	50,000	52,197
Virginia Public Building Authority Rev., (Commonwealth of Virginia), 5.00%, 8/1/27	110,000	114,540
Virginia Resources Authority Rev., 4.00%, 11/1/41	150,000	150,123
		563,068
Washington — 4.0%
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 5.00%, 11/1/36	50,000	55,379

Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 4.00%, 11/1/40	150,000	153,510
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	510,000	585,172
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/38	125,000	132,581
Energy Northwest Rev., (Bonneville Power Administration), 4.00%, 7/1/42	1,105,000	1,108,401
King County Sewer Rev., 4.00%, 7/1/31	125,000	125,848
Seattle Municipal Light & Power Rev., 4.00%, 7/1/41	640,000	642,548
Seattle Municipal Light & Power Rev., 4.00%, 7/1/43	1,000,000	984,943
State of Washington GO, 5.00%, 8/1/27	135,000	140,595
State of Washington GO, 5.00%, 8/1/28	50,000	50,726
State of Washington GO, 5.00%, 7/1/29	250,000	250,473
State of Washington GO, 5.00%, 8/1/32	255,000	265,029
State of Washington GO, 5.00%, 8/1/36	55,000	55,634
State of Washington GO, 5.00%, 2/1/40	40,000	42,411
State of Washington GO, 5.00%, 2/1/40	100,000	101,835
State of Washington GO, 5.00%, 8/1/40	265,000	279,431
University of Washington Rev., 4.00%, 12/1/41	875,000	861,032
		5,835,548
West Virginia — 0.2%
State of West Virginia GO, 5.00%, 12/1/41	70,000	72,344
State of West Virginia GO, 4.00%, 12/1/42	210,000	209,114
		281,458
Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority Rev., (Medical College of Wisconsin, Inc.), 5.00%, 12/1/41	135,000	136,408
TOTAL MUNICIPAL SECURITIES (Cost $143,917,327)		143,704,687
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
BlackRock Liquidity Funds MuniCash (Cost $459,083)	459,038	459,084
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $144,376,410)		144,163,771
OTHER ASSETS AND LIABILITIES — 1.2%		1,765,553
TOTAL NET ASSETS — 100.0%		$145,929,324

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
BAM	–	Build America Mutual Assurance Corp.
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
ST AID WITHHLDG	–	State Aid Withholding
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$143,704,687	—
Short-Term Investments	$459,084	—	—
	$459,084	$143,704,687	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.